Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
25. Equity
25.	Equity
(a)	Share capital

The Company’s authorized share capital is comprised of an unlimited number of common shares with no par value and an unlimited number of preferred shares issuable in one or more series. The Board is authorized to determine the rights and privileges and number of shares of each series.

As at December 31, 2020, there are 32,731,242 common shares and no preferred shares issued and outstanding.

25.	Equity (Continued from previous page)
(b)	Options

The Company has a stock option plan (the “Plan”) that provides for the granting of options to directors, officers, employees and consultants. The exercise price of an option is set at the time that such option is granted under the Plan. The maximum number of common shares reserved for issuance under the Plan is the greater of i) 15% of the number of common shares issued and outstanding of the Company and ii) 3,800,000. As a result of the Business Combination described in Note 22, there are an additional 536,000 options issued , which were granted pursuant to the Company’s prior stock option plan (the “Prior Plan”). These 536,000 options outstanding do not contribute towards the maximum number of common shares reserved for issuance under the Plan as described above.

Each option converts into one common share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry. Options issued under the Plan have a maximum contractual term of eight years, and options issued under the Prior Plan have a maximum contractual term of ten years.

A summary of the status of the stock options and changes in the period is as follows:

	Options Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Options Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2018	3,108		3.88	1,965	3.80
Options granted	817	1.86	4.06
Replacement awards (Note 23)	536	1.69	2.64
Exercised	(356)		2.16
Forfeited	(408)		5.11
As at December 31, 2019	3,697		4.05	2,833	4.12
Options granted	1,988	1.45	2.47
Exercised	(276)		1.59
Forfeited	(432)		2.86
As at December 31, 2020	4,977		3.07	2,965	3.47

The above noted options have expiry dates ranging from November 2021 to December 2029.

On June 10, 2020, Mogo modified the exercise price of 1,394,425 outstanding options previously granted to its employees to $1.56. The incremental modification expense arising from the repricing of these options was $397. Subsequently, Mogo modified a further 141,914 options previously granted to its employees resulting in an incremental modification expense of $88.

Options granted during the year ended December 31, 2020 include 150,000 options granted to non-employees and measured at the fair value of corresponding services received, rather than using the Black-Scholes option pricing model.

25.	Equity (Continued from previous page)

The fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Risk-free interest rate	0.32% - 0.39%	1.17% - 1.83%
Expected life	5 years	5 years
Expected volatility in market price of shares	72% - 77%	50%
Expected dividend yield	0%	0%
Expected forfeiture rate	15%	15%

These options generally vest either immediately or monthly over a three to four year period after an initial one year cliff. Volatility is estimated using historical data of comparable publicly traded companies operating in a similar segment.

Total share-based compensation costs related to options and RSUs for the year ended December 31, 2020 were $1,371 (2019 - $1,732).

(c)	Restricted share units

RSUs are granted to executives and other key employees. The fair value of an RSU at the grant date is equal to the market value of one of the Company’s common shares. Executives and other key employees are granted a specific number of RSUs for a given performance period based on their position and level of contribution. RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board of Directors. The maximum number of shares which may be made subject to issuance under RSUs awarded under the RSU Plan is 500,000.

Details of outstanding RSUs as at December 31, 2020 are as follows:

Number of RSUs (000s)
Outstanding, December 31, 2018	246
Granted	—
Converted	(94)
Expired	(11)
Outstanding, December 31, 2019	141
Granted	—
Converted	(59)
Expired	(5)
Outstanding, December 31, 2020	77

25.	Equity (Continued from previous page)

(d)	Warrants

	Warrants Outstanding (000s)	Weighted Average Exercise Price $	Warrants Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2018	1,779	2.66	982	2.42
Warrants exercised	(583)	2.05	—	—
As at December 31, 2019	1,196	2.96	598	2.96
Warrants granted	4,829	1.98	—	—
Warrants exercised	(990)	2.03	—	—
As at December 31, 2020	5,035	1.80	4,386	1.88

The 5,035,025 warrants outstanding noted above have expiry dates ranging from January 2021 to January 2023.

On October 7, 2020, Mogo issued 4,479,392 Debenture Warrants to its debenture holders in connection with the debenture amendments approved on September 30, 2020, at an exercise price of $2.03 per Debenture Warrant. The Debenture Warrants are exercisable at any time until December 31, 2022. During the year, 990,427 Debenture Warrants with a cash proceed of $2,011, were exercised into common shares. Refer to Note 13 for additional details.

On June 17, 2019, our lender exercised all of its warrants to purchase 583,333 of the Company’s common shares at an exercise price of $2.05 per share. The warrants were exercised via a net equity settlement option included in the warrant certificate. As a result, the warrants were net settled on a cashless basis, with reference to the $4.85 volume weighted average trading price (“VWAP”) of Mogo Finance’s common shares on the TSX for the 5 trading days prior to the exercise date. The cashless exercise resulted in the net issuance of 336,871 common shares, and also resulted in the extinguishment of the derivative financial liability, fair valued at $1,534 as at the exercise date, on the consolidated statement of operations and comprehensive loss.

On January 25, 2016, in connection with the original marketing collaboration agreement (the “Postmedia Agreement”) with Postmedia Network Inc. (“Postmedia”), Mogo issued Postmedia five-year warrants to acquire 1,196,120 common shares of Mogo at an exercise price of $2.96. 50% of the warrants were to vest in equal instalments over three years while the remaining 50% (the “Performance Warrants”) were to vest based on Mogo achieving certain quarterly revenue targets. Effective January 1, 2018, the Postmedia Agreement was amended and extended, with changes in the vesting terms of 598,060 Performance Warrants so that i) they vest equally over the remaining two years of the collaboration (50% in January 2020 and 50% in January 2021).

Effective January 1, 2020, Mogo amended and extended the Postmedia Agreement for an additional two years expiring on December 31, 2022. Under the amended and extended Postmedia Agreement, Postmedia receives a quarterly revenue share payment of $263, reduced from $527 in Q4 2019. Further, the contractual life of 50% of the warrants previously issued to Postmedia was extended to seven years such that the new expiry date is January 25, 2023. Mogo also granted Postmedia additional 3.5-year warrants (the “New Warrants”) to acquire 350,000 common shares of Mogo at an exercise price of $3.537, which will vest in equal instalments over three years.

On June 3, 2020, the Company entered into a further amendment with Postmedia pursuant to which Postmedia agreed to waive certain amounts payable by Mogo through December 31, 2020 in exchange for Mogo reducing the exercise price of the 1,546,120 common share purchase warrants previously issued to Postmedia, to $1.292.

25.	Equity (Continued from previous page)

On March 2, 2021, Postmedia exercised 1,196,120 warrants to purchase same number of Company’s common shares at an exercise price of $1.292 per share. Mogo received cash payment of $1.5 million pursuant to the exercise. The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Risk-free interest rate	0.32% - 0.39%	0.64%-2.05%
Expected life	3.5 -7 years	5-7 years
Expected volatility in market price of shares	50% - 77%	50%-55%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%